UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 12, 2006
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   36
                                                     ------------

Form 13F Information Table Value Total:              $  123,175
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Adesa                   COM       00686U104   2321353            86812SH      SOLE           86812        0         0
Allete                  COM       018522300   1345622            28876SH      SOLE           28876        0         0
Brandywine Realty T     COM       105368203   2155297            67862SH      SOLE           67862        0         0
Brinks Company          COM       109696104   4255211            83830SH      SOLE           83830        0         0
Burlington Resource     COM       122014103   2491772            27111SH      SOLE           27111        0         0
Charles River Labs      COM       159864107   3473606            70861SH      SOLE           70861        0         0
Conseco                 COM       208464883   4298799           173199SH      SOLE          173199        0         0
Edward Lifesciences     COM       28176E108   2796267            64282SH      SOLE           64282        0         0
Gap (The)               COM       364760108   2132845           114178SH      SOLE          114178        0         0
Grant Prideco           COM       38821G101   3976023            92811SH      SOLE           92811        0         0
HCC Insurance Holdi     COM       404132102   5244430           150702SH      SOLE          150702        0         0
Host Marriott           COM       44107P104   5903982           275887SH      SOLE          275887        0         0
IDEX Corporation        COM       45167R104   3889117            74547SH      SOLE           74547        0         0
Interpublic Group       COM       460690100   2115657           221303SH      SOLE          221303        0         0
Jacobs Engineering      COM       469814107   5287237            60955SH      SOLE           60955        0         0
Kinder Morgan Energ     COM       494550106   2557587            53084SH      SOLE           53084        0         0
Kinder Morgan Manag     COM       49455U100   2122998            48250SH      SOLE           48250        0         0
Kroger                  COM       501044101   4048057           198824SH      SOLE          198824        0         0
PMI Group               COM       69344M101   4483812            97644SH      SOLE           97644        0         0
PartnerRe               COM       G6852T105   1961051            31584SH      SOLE           31584        0         0
Pioneer Natural Res     COM       723787107   3713593            83923SH      SOLE           83923        0         0
Principal Financial     COM       74251V102   3861788            79135SH      SOLE           79135        0         0
Reynolds & Reynolds     COM       761695105   2590989            91232SH      SOLE           91232        0         0
Roper Industries        COM       776696106   1548963            31852SH      SOLE           31852        0         0
Ross Stores             COM       778296103   4345661           148875SH      SOLE          148875        0         0
SEI Corporation         COM       784117103   3256748            80354SH      SOLE           80354        0         0
ServiceMaster           COM       81760N109   3322771           253260SH      SOLE          253260        0         0
Southern Union Co.      COM       844030106   4660433           187694SH      SOLE          187694        0         0
Southwest Airlines      COM       844741108   3205296           178171SH      SOLE          178171        0         0
Tektronix               COM       879131100   5141847           143989SH      SOLE          143989        0         0
Union Pacific           COM       907818108   4140539            44355SH      SOLE           44355        0         0
Varian Medical Syst     COM       92220P105   1988008            35399SH      SOLE           35399        0         0
Wabtec                  COM       929740108   4141471           127039SH      SOLE          127039        0         0
Waddell & Reed Fina     COM       930059100   4389739           190032SH      SOLE          190032        0         0
Weatherford Interna     COM       G95089101   3288601            71882SH      SOLE           71882        0         0
Zebra Technnologies     COM       989207105   2717634            60770SH      SOLE           60770        0         0

                                            123174804